Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of other receivables
	December 31,
	2022		2021
	U.S. dollars in thousands
Advances to suppliers	641	(*)	-
Government institutions	130		35
Other receivables	8		1
	779		36

(*) Includes $228 thousand to Pure Capital. See Note 16 for additional information.